Supplement dated April 27, 2026

to the Prospectuses dated May 1, 2009, as supplemented, for:

Survivorship Variable Universal Life II

Issued by Massachusetts Mutual Life Insurance Company in California and New York

and C.M. Life Insurance Company in all other states

VUL GuardSM
Issued by Massachusetts Mutual Life Insurance Company

and to the Prospectuses dated May 1, 2005, as supplemented, for:

Survivorship Variable Universal Life

Issued by Massachusetts Mutual Life Insurance Company in California and New York

and C.M. Life Insurance Company in all other states

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This supplement amends certain information in the above-referenced Prospectuses:

Fund Name Changes and Sub-Adviser Change

Effective April 24, 2026, the following fund was renamed and the following fund sub-adviser change occurred:

Old Fund Name	New Fund Name
MML Managed Volatility Fund Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC	MML VIP JPMorgan U.S. Research Enhanced Equity Fund Adviser: MML Investment Advisers, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.

Effective April 24, 2026, the following funds were renamed:

Old Fund Name	New Fund Name
MML Blend Fund	MML VIP BlackRock® Balanced Fund
MML Blue Chip Growth Fund	MML VIP T. Rowe Price Blue Chip Growth Fund
MML Equity Fund	MML VIP Franklin Templeton Equity Fund
MML Equity Index Fund	MML VIP BlackRock® Equity Index Fund
MML Fundamental Equity Fund	MML VIP Invesco Main Street Equity Fund
MML Global Fund	MML VIP Invesco Global Fund
MML Inflation-Protected and Income Fund	MML VIP Barings Inflation-Protected and Income Fund
MML Invesco Discovery Large Cap Fund	MML VIP Invesco Discovery Large Cap Fund
MML Invesco Discovery Mid Cap Fund	MML VIP Invesco Discovery Mid Cap Fund
MML Managed Bond Fund	MML VIP Barings Core Bond Fund
MML Mid Cap Growth Fund	MML VIP T. Rowe Price Mid Cap Growth Fund

MML Small Cap Growth Equity Fund	MML VIP Wellington Small Cap Growth Equity Fund
MML U.S. Government Money Market Fund	MML VIP Barings U.S. Government Money Market Fund

Effective May 1, 2026, the following fund will be renamed:

Current Fund Name	New Fund Name
LVIP American Century Disciplined Core Value Fund	LVIP Avantis Large Cap Value Fund

If you have questions about this supplement, or other product questions, you may contact your registered representative, visit us online at www.MassMutual.com/contact-us, or call our Administrative Office at (800) 272-2216 (8 a.m.–8 p.m. Eastern Time).

For more information about the funds, read each fund prospectus. Prospectuses are available by going to www.MassMutual.com.

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